Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Morgan Stanley U.S. Government Securities Trust
Entity Central Index Key	0000730044
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023
Morgan Stanley US Government Securities Trust | A
Prospectus:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | L
Prospectus:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Prospectus:
Trading Symbol	USGDX
Morgan Stanley US Government Securities Trust | Class C
Prospectus:
Trading Symbol	MSGVX